Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (295,224,397)	$ (279,393,042)	$ (272,939,370)
Fees and Remunerations for Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(20,713,249)	(23,600,296)	(17,935,968)
Directors’ and Syndics’ Fees
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(3,617,647)	(3,880,074)	(2,372,295)
Advertising and Marketing
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(14,301,575)	(13,294,092)	(14,013,305)
Taxes
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(88,198,745)	(73,456,473)	(70,428,847)
Maintenance and Repairs of Assets and Systems
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(42,254,075)	(43,441,139)	(48,729,757)
Electricity and Communications
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(13,677,167)	(14,464,580)	(17,447,618)
Representation and Travel Expenses
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(808,896)	(725,570)	(409,716)
Stationery and Office Supplies
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,390,650)	(1,029,031)	(1,187,803)
Rentals
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(632,365)	(1,102,016)	(2,941,850)
Administrative Services under Contract
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(52,926,504)	(50,994,117)	(46,375,916)
Security
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(7,010,320)	(6,630,840)	(7,029,782)
Insurance
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(2,107,685)	(2,505,480)	(2,907,905)
Armored Transportation Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(18,086,318)	(17,398,822)	(17,221,663)
Others
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (29,499,201)	$ (26,870,512)	$ (23,936,945)